Note 1 - Basis of Presentation and General Information (Details) - Excess of Consideration over Acquired Assets - USD ($) $ in Thousands		12 Months Ended
	Mar. 19, 2014	Dec. 31, 2014
Note 1 - Basis of Presentation and General Information (Details) - Excess of Consideration over Acquired Assets [Line Items]
Consideration in cash	$ 2,500
Total consideration	43,333
Excess of consideration over acquired assets		$ 28,246
Selling Shipowning Companies [Member]
Note 1 - Basis of Presentation and General Information (Details) - Excess of Consideration over Acquired Assets [Line Items]
Consideration in 583,321 newly issued common shares	40,833
Consideration in cash	2,500
Consideration previously advanced for M/T Eco Fleet	7,000
Total consideration	50,333
Less: Net assets of companies acquired	(22,087)
Excess of consideration over acquired assets	$ 28,246